Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,264,705,900.00
Previously Paid Amount	13,810.00
Total Fee Amount	174,655.88
Total Offset Amount	0.00
Net Fee	$ 160,845.88